DEBT AND CAPITAL LEASES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Revolving credit facility
Loss from debt extinguishments			$ 0.7
Revolving Credit Facility
Revolving credit facility
Maximum borrowing capacity			675
Extension in maturity date			1 year
Commitment for increased borrowing			250
Amount outstanding	0	0
Commitment fees	1.4	1.4	2.5
Previous revolving credit facility
Revolving credit facility
Maximum borrowing capacity			1,000
Previous revolving credit facility | Other expense, net
Revolving credit facility
Loss from debt extinguishments			$ 0.7